Employee benefits (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current provisions for employee benefits	$ (1,012)	$ (964)
Non-current provisions for employee benefits	(1,118)	(1,381)
Overfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year	1,071	1,114
Interest income	69	103
Changes on asset ceiling	(76)	(192)
Translation adjustment	(204)	73
Benefit obligation (Plan assets) as at ending of the year	860	1,071
Net defined benefit liability (asset)	110	68
Transfer		(27)
Non-current provisions for employee benefits	110	68
Provisions for employee benefits	110	68
Overfunded Pension Plans [Member] | Present Value Of Actuarial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	(3,346)	(4,517)
Overfunded Pension Plans [Member] | Fair Value Of Assets [Member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	4,316	5,656
Overfunded Pension Plans [Member] | Effect of asset ceiling [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	(860)	(1,071)
Overfunded Pension Plans [Member] | Country of domicile [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year	893	924
Interest income	61	95
Changes on asset ceiling	(109)	(194)
Translation adjustment	(196)	68
Benefit obligation (Plan assets) as at ending of the year	649	893
Overfunded Pension Plans [Member] | Country of domicile [member] | Present Value Of Actuarial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	(2,113)	(3,152)
Overfunded Pension Plans [Member] | Country of domicile [member] | Fair Value Of Assets [Member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	2,762	4,045
Overfunded Pension Plans [Member] | Country of domicile [member] | Effect of asset ceiling [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	(649)	(893)
Overfunded Pension Plans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year	178	190
Interest income	8	8
Changes on asset ceiling	33	2
Translation adjustment	(8)	5
Benefit obligation (Plan assets) as at ending of the year	211	178
Net defined benefit liability (asset)	110	68
Transfer		(27)
Non-current provisions for employee benefits	110	68
Provisions for employee benefits	110	68
Overfunded Pension Plans [Member] | Foreign countries [member] | Present Value Of Actuarial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	(1,233)	(1,365)
Overfunded Pension Plans [Member] | Foreign countries [member] | Fair Value Of Assets [Member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	1,554	1,611
Overfunded Pension Plans [Member] | Foreign countries [member] | Effect of asset ceiling [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	(211)	(178)
Underfunded Pension Plans And Other Benefits [Member]
IfrsStatementLineItems [Line Items]
Interest income		1
Changes on asset ceiling		(28)
Net defined benefit liability (asset)	(1,180)	(1,451)
Current provisions for employee benefits	(62)	(70)
Transfer		27
Non-current provisions for employee benefits	(1,118)	(1,381)
Provisions for employee benefits	(1,180)	(1,451)
Underfunded Pension Plans And Other Benefits [Member] | Present Value Of Actuarial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	(1,923)	(2,266)
Underfunded Pension Plans And Other Benefits [Member] | Fair Value Of Assets [Member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	743	815
Underfunded Pension Plans And Other Benefits [Member] | Country of domicile [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	(378)	(567)
Current provisions for employee benefits	(22)	(25)
Non-current provisions for employee benefits	(356)	(542)
Provisions for employee benefits	(378)	(567)
Underfunded Pension Plans And Other Benefits [Member] | Country of domicile [member] | Present Value Of Actuarial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	(438)	(661)
Underfunded Pension Plans And Other Benefits [Member] | Country of domicile [member] | Fair Value Of Assets [Member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	60	94
Underfunded Pension Plans And Other Benefits [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Interest income		1
Changes on asset ceiling		(28)
Net defined benefit liability (asset)	(802)	(884)
Current provisions for employee benefits	(40)	(45)
Transfer		27
Non-current provisions for employee benefits	(762)	(839)
Provisions for employee benefits	(802)	(884)
Underfunded Pension Plans And Other Benefits [Member] | Foreign countries [member] | Present Value Of Actuarial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	(1,485)	(1,605)
Underfunded Pension Plans And Other Benefits [Member] | Foreign countries [member] | Fair Value Of Assets [Member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	$ 683	$ 721